SHAREHOLDERS' EQUITY - Summary of Composition of Share Capital (Detail) - shares		Dec. 31, 2024	Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Number of Shares Authorized	[1]	500,000,000	500,000,000
Number of shares issued		169,397,030	165,387,098
Number of shares outstanding		169,397,030	165,387,098

[1]	Ordinary Shares confer upon the holders the right to vote in annual and special meetings of the Company, and to participate in the distribution of the surplus assets of the Company upon liquidation of the Company.